ASSETS HELD FOR SALE, DIVESTITURES AND DISCONTINUED OPERATIONS Additional Information (Details) (USD $)	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Piceance and NECO Asset Group	Dec. 31, 2012 Permian Basin	Dec. 31, 2011 Permian Basin	Dec. 31, 2011 North Dakota	Dec. 31, 2010 Michigan	Dec. 31, 2012 Segment, Discontinued Operations [Member]	Dec. 31, 2011 Segment, Discontinued Operations [Member]	Dec. 31, 2010 Segment, Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Oil and Gas Property and Equipment				$ 185,200,000	$ 189,200,000	$ 13,200,000	$ 9,500,000	$ 22,000,000
Oil and gas assets sale price before adjustments					173,900,000
Proceeds to non-affiliated investor partners				17,000,000			3,800,000
Impairment of Natural Gas and Crude Oil Properties	$ 162,254,000	$ 22,858,000	$ 6,777,000					$ 4,700,000	$ 162,254,000	$ 22,858,000	$ 6,777,000